Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of reconciliation of cash and cash equivalents to statement of cash flows
	2019	2020
	MCh$	MCh$
Cash and due from banks:
Cash (*)	889,911	615,842
Current account with the Central Bank (*)	178,429	641,890
Deposits in other domestic banks	75,651	14,506
Deposits abroad	1,248,175	1,287,978
Subtotal - Cash and due from banks	2,392,166	2,560,216

Transactions in the course of collection	232,551	(719,692)
Highly liquid financial instruments (**)	371,063	400,014
Repurchase agreements	114,466	34,872
Total cash and cash equivalents	3,110,246	2,275,410

Schedule of highly liquid financial instruments
	2019	2020
	MCh$	MCh$
Highly liquid financial instruments:
Financial Assets Held-for-trading	371,063	400,014
Total	371,063	400,014

Schedule of transactions in the course of collection
	2019	2020
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	222,261	123,267
Funds receivable	109,159	39,985
Subtotal transactions in the course of collection	331,420	163,252

Liabilities
Funds payable	(98,869)	(882,944)
Subtotal transactions in the course of payment	(98,869)	(882,944)
Total transactions in the course of collection	232,551	(719,692)